TYPE 13F-HR

PERIOD 12/31/01

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  1801 Century Park East Suite 1101
          Los Angeles, CA  90067

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

Signature, Place, and Date of Signing:

Barry P. Julien Los Angeles, California February 19, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $120,790

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
AES CORP          COM 00130H105   908   55560 SH SOLE       0  0  55560
Ameren Corp.      COM 023608102  4653  110000 SH SOLE       0  0 110000
American Elec Pwr COM 025537101  4074   93600 SH SOLE       0  0  93600
Applied Materials COM 038222105   802   20000 SH SOLE       0  O  20000
Avaya, Inc.       COM 053499109    10     833 SH SOLE       0  0    833
CINergy           COM 172474108  4012  120000 SH SOLE       0  0 120000
Celera Genomics   COM 038020202   427   16000 SH SOLE       0  0  16000
CISCO Systems     COM 17275R102   724   40000 SH SOLE       0  0  40000
CMS Energy        COM 125986100  2064   85900 SH SOLE   85900  0     0
Conectiv Inc.     COM 206829103  2290   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   127    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2623   65000 SH SOLE       0  0  65000
Constellation Eng COM 210371100   664   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1704   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  5295   88100 SH SOLE   26100  0  62000
Duke Energy       COM 264399106  5887  148575 SH SOLE   48575  0 100000
Dynegy            COM 26816Q101  1275   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  1163   77000 SH SOLE       0  0  77000
EMC Corporation   COM 268648102   403   30000 SH SOLE       0  0  30000
Energy East Corp. COM 29266M109   714   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  2933   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  8858  185000 SH SOLE   85000  0 100000
FPL Group Inc.    COM 302571104  1974   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   432   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   918   25000 SH SOLE       0  0  25000
First Energy      COM 337932107  3046   87087 SH SOLE   47283  0  39804
Gillette Company  COM 375766102   334   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  3021   75000 SH SOLE       0  0  75000
Great Plains En   COM 391164100  3529  135250 SH SOLE   48450  0  86800
Lucent Technolog  COM 549463107   378   60000 SH SOLE       0  0  60000
MCI-WorldCom Gr   COM 98157D304   508   40000 SH SOLE       0  0  40000
Mirant            COM 549463107   637   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  5583  242125 SH SOLE   92125  0 150000
Northeast Utiliti COM 664397106   353   20000 SH SOLE       0  0  20000
PG&E Corporation  COM 69331C108  2694  140000 SH SOLE       0  0 140000
PP&L Resources    COM 693499105   694   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    33     800 SH SOLE       0  0    800
Progress Energy   COM 743263105  1801   40000 SH SOLE       0  0  40000
Public Svc Enterp COM 744573106  1899   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  6190  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109  1148   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  1448   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   527   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2332   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  5503  217100 SH SOLE   67100  0 150000
Sun Microsystems  COM 866810104   615   50000 SH SOLE       0  0  50000
TECO Energy       COM 872375100  3274  123925 SH SOLE   53925  0  70000
TXU Corp          COM 882848104  5751  121975 SH SOLE   61975  0  60000
Texas Instruments COM 882508104   280   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    58    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  2265   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   426   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   579   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    20    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3158  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  1828   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  5944  214265 SH SOLE   91265  0 123000


AGGREGATE TOTAL                120054 4041067

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